Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INVESTMENT INCOME
Interest income	$ 6,237		$ 22,276		$ 41,509
EXPENSES
Brokerage fees	1,125,659		2,391,993		3,507,794
Incentive fees	782,951		0		0
Management fees	467,208		597,998		876,948
Administrative fees	148,721		0		0
Ongoing placement agent fee	148,721		0		0
Total Expenses	2,673,260		2,989,991		4,384,742
NET INVESTMENT LOSS	(2,667,023)		(2,967,715)		(4,343,233)
Trading profit (loss):
Net Realized	8,548,536		4,765,656		(1,128,261)
Net change in unrealized	(722,641)		1,104,008		(792,102)
Total Trading Results	7,825,895		5,869,664		(1,920,363)
NET INCOME (LOSS)	5,158,872		2,901,949		(6,263,596)
Net Income (Loss) Allocation
Limited Partners	5,089,498		2,866,532		(6,186,843)
General Partner	69,374		35,417		(76,753)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 2.32	[1]	$ 0.85	[1]	$ (1.25)	[1]
General Partner (in dollars per unit)	$ 2.32	[1]	$ 0.85	[1]	$ (1.25)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	2,473,873.456		3,418,522.950		4,846,874.575
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
INVESTMENT INCOME
Interest income	5,809		24,355		47,085
EXPENSES
Brokerage fees	1,323,653		3,285,965		4,922,392
Management fees	542,326		821,492		1,421,434
Administrative fees	168,227		0		0
Ongoing placement agent fee	168,227		0		0
Total Expenses	2,202,433		4,107,457		6,343,826
NET INVESTMENT LOSS	(2,196,624)		(4,083,102)		(6,296,741)
Trading profit (loss):
Net Realized	9,880,237		(1,960,912)		(4,389,057)
Net change in unrealized	824,560		1,206,417		(1,358,603)
Total Trading Results	10,704,797		(754,495)		(5,747,660)
NET INCOME (LOSS)	8,508,173		(4,837,597)		(12,044,401)
Net Income (Loss) Allocation
Limited Partners	8,402,318		(4,784,987)		(11,911,182)
General Partner	105,855		(52,610)		(133,219)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 4.82	[1]	$ (1.56)	[1]	$ (3.11)	[1]
General Partner (in dollars per unit)	$ 4.82	[1]	$ (1.56)	[1]	$ (3.11)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	2,234,117.260		3,174,687.468		4,058,365.483
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
INVESTMENT INCOME
Interest income	4,293		17,660		31,004
EXPENSES
Brokerage fees	993,118		2,432,536		3,165,936
Management fees	465,518		810,845		1,055,312
Administrative fees	121,926		0		0
Ongoing placement agent fee	121,926		0		0
Total Expenses	1,702,488		3,243,381		4,221,248
NET INVESTMENT LOSS	(1,698,195)		(3,225,721)		(4,190,244)
Trading profit (loss):
Net Realized	5,245,875		7,027,256		5,466,229
Net change in unrealized	118,025		(120,080)		(1,195,450)
Total Trading Results	5,363,900		6,907,176		4,270,779
NET INCOME (LOSS)	3,665,705		3,681,455		80,535
Net Income (Loss) Allocation
Limited Partners	3,619,985		3,639,202		75,477
General Partner	$ 45,720		$ 42,253		$ 5,058
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 2.18	[1]	$ 0.85	[1]	$ (0.08)	[1],[2]
General Partner (in dollars per unit)	$ 2.18	[1]	$ 0.85	[1]	$ (0.08)	[1],[2]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	2,626,817.960		3,896,667.551		5,244,174.299

[1]	Based on change in net asset value per Unit.
[2]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.